Significant Contingent Liabilities and Unrecognized Contract Commitments - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Sutter West Bay Hospitals
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Royalty charge	$ 300
Patent usage fee	10
Royalty paid	$ 100
Bottom of Range
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Operating lease, lease terms of offices	1 year
Top of Range
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Operating lease, lease terms of offices	5 years
Top of Range | TWI Pharmaceuticals, Inc
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Royalty charge	$ 5,000